Commitments and Contingencies - Additional Information - Purchase Obligations (Detail) $ in Thousands	1 Months Ended		6 Months Ended
	Jul. 31, 2015 Vessel	Oct. 31, 2014 USD ($) Vessel	Jun. 30, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Accrued liabilities			$ 382,086	$ 394,759
Teekay Offshore [Member] | ALP Maritime Services B.V [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel		6
Purchase price of acquisition		$ 222,000
Cash payment on acquisition of vessels			183,500
Accrued liabilities			42,100
Restricted cash			42,100
Payments due in the remainder of 2015			38,500
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Debt Financing [Member]
Long-term Purchase Commitment [Line Items]
Cash payment on acquisition of vessels			126,400
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Liquidity [Member]
Long-term Purchase Commitment [Line Items]
Cash payment on acquisition of vessels			$ 57,100
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Delivered [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel			5
Vessel Seller [Member] | ALP Maritime Services B.V [Member]
Long-term Purchase Commitment [Line Items]
Purchase price			$ 42,100
Subsequent Events [Member] | Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Delivered [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	1